Business Combination (Allocation of Consideration Based on Fair Value, Best Partner, Tianya and Yinlong) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 01, 2013 Best Partner [Member]	Oct. 01, 2013 Tianya [Member]	Dec. 01, 2013 Yinlong [Member]
Business Acquisition [Line Items]
Fair value of previously held 18.9% equity interests						$ 2,694
Cash consideration					163	2,664
Shares consideration				20,960	13,702	3,803
Contingent consideration					685
Total				20,960	14,550	9,161
Cash				358	420	386
Other current assets				736	479	1,218
Fixed assets				165	29	52
Identifiable intangible assets acquired				3,339	1,626	2,118
Goodwill	76,020	17,958	0	16,362	15,253	12,382
Liability assumed					(3,257)	(533)
Fair value of non-controlling interests						(6,462)
Total				$ 20,960	$ 14,550	$ 9,161